Nasdaq Stock Market

001- 12522

William Slattery, CFA
Vice President
Listing Qualifications

15008374

By Electronic Mail

January 4, 2016

CERTMS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 4, 2016 The Nasdaq Stock Market (the "Exchange") received from Empire Resorts, Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Subscription Rights to purchase common stock

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery